POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective January 1, 2013, Research Affiliates, LLC is changing the names of the RAFI® High Yield Bond Index and the RAFI® Investment Grade Bond Index (each, an "Underlying Index"), which are the underlying indexes of the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio, respectively. On that date, the RAFI® High Yield Bond Index will be known as the RAFI® Bonds US High Yield 1-10 Index, and the RAFI® Investment Grade Bond Index will be known as the RAFI® Bonds US Investment Grade 1-10 Index. There will be no change to the methodology of either Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the RAFI® High Yield Bond Index are deleted and replaced with the following:

  RAFI® Bonds US High Yield 1-10 Index

•  All references to the RAFI® Investment Grade Bond Index are deleted and replaced with the following:

  RAFI® Bonds US Investment Grade 1-10 Index

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-6 122812

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2012 TO THE STATEMENT
OF ADDITIONAL INFORMATION DATED MARCH 1, 2012

Effective January 1, 2013, Research Affiliates, LLC is changing the names of the RAFI® High Yield Bond Index and the RAFI® Investment Grade Bond Index (each, an "Underlying Index"), which are the underlying indexes of the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio, respectively. On that date, the RAFI® High Yield Bond Index will be known as the RAFI® Bonds US High Yield 1-10 Index, and the RAFI® Investment Grade Bond Index will be known as the RAFI® Bonds US Investment Grade 1-10 Index. There will be no change to the methodology of either Underlying Index.

As a result, effective as of that date, the Statement of Additional Information is changed as follows:

•  All references to the RAFI® High Yield Bond Index are deleted and replaced with the following:

  RAFI® Bonds US High Yield 1-10 Index

•  All references to the RAFI® Investment Grade Bond Index are deleted and replaced with the following:

  RAFI® Bonds US Investment Grade 1-10 Index

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-8 122812